CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Jun. 30, 2016	Jun. 30, 2015
CASH AND CASH EQUIVALENTS [Abstract]
Cash at bank and on hand	$ 22,623	$ 34,802		$ 303
Deposits at call	0	0		0
Cash and cash equivalents	22,623	34,802		303	$ 1,611
Reconciliation of loss before income tax to net cash flows from operations [Abstract]
Net loss for the year	(7,115)	(5,955)		(4,481)
Adjustment for non-cash income and expense items [Abstract]
Depreciation of plant and equipment	13	21		30
Impairment of exploration and evaluation assets	0	520	[1]	0
Loss on disposal of plant and equipment	0	0		28
Provision for employee entitlements	5	17		(1)
Share based payment expense	2,298	674		507
Net foreign exchange differences	(56)	251		0
Change in operating assets and liabilities [Abstract]
(Increase)/decrease in trade and other receivables	187	(667)		90
Increase/(decrease) in trade and other payables	536	149		(11)
Net cash outflow from operating activities	$ (4,132)	$ (4,990)		$ (3,838)

[1]	During the 2017 financial year, the Group made a decision to impair the accumulated exploration and evaluation expenditures associated with its Arkoma Coal Project on the basis that these costs are unlikely to be recouped through successful development and commercial exploitation.